Shareholders' Equity and Equity incentive Plan (Details 5) - shares	Dec. 31, 2024	Dec. 31, 2023
Convertible Preferred Shares, Shareholders’ Deficit And Equity Incentive Plan [Abstract]
Outstanding share options	6,259,264	7,761,657
Unvested RSU’s	2,088,945	1,957,057
Remaining shares available for future issuance under the Incentive Plan	17,099,715	18,370,826
Total shares of ordinary shares reserved	25,447,924	28,089,540